Share-based Payment Expense - Summary of Awards Granted Under Performance Share Plan (Detail)		1 Months Ended			12 Months Ended
		Oct. 31, 2021 EUR (€) yr	May 31, 2019 EUR (€) yr	Apr. 30, 2019 EUR (€) yr	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020 EUR (€) yr	Dec. 31, 2019 EUR (€) yr
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share price at date of award | €					€ 39.79	€ 31.50	€ 29.44
Period to earliest release date | yr					3	3	3
Number of shares, Initial award	[1]				3,261,885	3,428,021	3,688,027
Number of shares, Net outstanding at 31 December 2020					3,154,225	3,232,561	3,352,346
2010 and 2021 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted | yr		3	3	3
Weighted fair value assigned to options | €		€ 6.78	€ 6.67	€ 7.55
2010 and 2021 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted | yr		5	5	5
Weighted fair value assigned to options | €		€ 7.05	€ 7.19	€ 7.98

[1]	Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.